SHORT-TERM BANK LOANS AND BANKERS ACCEPTANCE NOTES PAYABLE	12 Months Ended
Dec. 31, 2014
SHORT-TERM BANK LOANS AND BANKERS ACCEPTANCE NOTES PAYABLE [Abstract]
SHORT-TERM BANK LOANS AND BANKERS ACCEPTANCE NOTES PAYABLE

Note 8—SHORT-TERM BANK LOANS AND BANKERS ACCEPTANCE NOTES PAYABLE

The outstanding short-term bank loans of RMB600,000 as of December 31,2012, was repaid in full during the year ended December 31, 2013. There were no outstanding short-term bank loans as of December 31, 2013 and 2014. Interest expenses relating to the short-term bank loans recognized in the consolidated statement of comprehensive (loss) income were RMB7,603, RMB6,042 and RMB nil (US$ nil) for the years ended December 31, 2012, 2013 and 2014, respectively.

Bankers acceptance notes payable do not carry a stated interest rate, but have a specific due date usually for a period of three or six months. These notes are negotiable documents issued by bankers on the Company's behalf to vendors. These notes are short-term in nature. The Company had outstanding bankers acceptance notes payables of RMB7,067 and RMB63,024 (US$10,158) as of December 31, 2013 and December 31, 2014, respectively.